Earnings/(Loss) per Share	12 Months Ended
Dec. 31, 2020
Earnings per share [abstract]
Earnings/(Loss) per Share	Earnings/(Loss) per Share
The basic and diluted loss per share has been calculated by dividing the income/(loss) for the period attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the years ended December 31, 2020, 2019 and 2018, respectively.
Earnings/(Loss) Attributable to Owners of the Company:

	2020		2019		2018
	Basic $000s	Diluted $000s	Basic $000s	Diluted $000s	Basic $000s	Diluted $000s
Income/(loss) for the year, attributable to the owners of the Company	5,985	5,985	421,144	421,144	(43,654)	(43,654)
Income/(loss) attributable to ordinary shareholders	5,985	5,985	421,144	421,144	(43,654)	(43,654)
Weighted-Average Number of Ordinary Shares:

	2020		2019		2018
	Basic	Diluted	Basic	Diluted	Basic	Diluted
Issued ordinary shares at January 1,	285,370,619	285,370,619	282,493,867	282,493,867	236,897,579	236,897,579
Effect of shares issued	233,048	233,048	932,600	932,600	36,950,688	36,950,688
Effect of dilutive shares (please refer to Note 8)	—	7,252,246	—	8,355,866	—	—
Weighted average number of ordinary shareholders at December 31,	285,603,667	292,855,913	283,426,467	291,782,333	273,848,267	273,848,267
Earnings/(Loss) per Share:

	2020		2019		2018
	Basic $	Diluted $	Basic $	Diluted $	Basic $	Diluted $
Basic and diluted earnings/(loss) per share	0.02	0.02	1.49	1.44	(0.16)	(0.16)